Note 41 (Tables)	6 Months Ended
Jun. 30, 2022
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification [Table Text Block]
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the accompanying condensed consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	June 2022	June 2021
Financial assets at fair value through other comprehensive income - Debt securities	12.4	50	(8)
Financial assets at amortized cost		1,391	1,587
Of which: recovery of written-off assets by cash collection		(192)	(225)
Total		1,441	1,580